Equity (Details) $ / shares in Units, $ in Millions							12 Months Ended
		Mar. 27, 2026 shares	Aug. 08, 2025 shares	Mar. 27, 2025 $ / shares shares	Oct. 18, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2024 HKD ($)	Oct. 08, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares
Equity [Line Items]
Aggregate gross proceeds (in Dollars)									$ 71,472,020
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued	[1]							1,606,000				1,366,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]							$ 0.000625				$ 0.000625
Number of vote per share				1
Ordinary shares, shares authorized	[1]							60,000,000				60,000,000
Ordinary shares, shares outstanding	[1]							1,606,000				1,366,000
Class A Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Shares issued at public offering			800,000
Issued shares		2,400,000
Class A Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, shares authorized				600,000,000
Class A Ordinary Shares [Member] | Dual-Class Share Structure [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.000625
Ordinary shares, shares authorized											60,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued	[1]							464,000				464,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]							$ 0.000625				$ 0.000625
Number of vote per share				20
Ordinary shares, shares authorized	[1]							20,000,000				20,000,000
Ordinary shares, shares outstanding	[1]							464,000				464,000
Class B Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, shares authorized				200,000,000
Class B Ordinary Shares [Member] | Dual-Class Share Structure [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.000625
Ordinary shares, shares authorized											20,000,000
Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering	[2]								230,000
Ordinary shares, shares issued				18,300,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, shares authorized				800,000,000
Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary Shares [Member] | Dual-Class Share Structure [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.000625
Ordinary shares, shares authorized											80,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering	[2]
Ordinary shares, shares issued				4,640,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, shares authorized				581,700,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering	[2]
Ordinary shares, shares issued				4,640,000				464,000				464,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, shares authorized				200,000,000
Ordinary shares, shares outstanding								464,000				464,000
Ordinary Shares [Member] | Initial Public Offering [Member]
Equity [Line Items]
Shares issued at public offering						2,000,000
Public offering price per share (in Dollars per share) | $ / shares						$ 4
Aggregate gross proceeds (in Dollars) | $						$ 8.0
Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Shares issued at public offering					300,000
Public offering price per share (in Dollars per share) | $ / shares					$ 4
Aggregate gross proceeds (in Dollars) | $					$ 1.2

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026
[2]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026